Note 2 - Acquisitions 2015 Acquisitions (Details) bbl in Millions, $ in Millions		12 Months Ended
	Nov. 12, 2015 USD ($)	Dec. 31, 2015 USD ($) bbl terminals facility	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Acquisition
Cash consideration		$ 250	$ 243	$ 1,100
Number of assets | terminals		29
LA Storage and Handling Assets Acquisition
Acquisition
Effective date of acquisition	Nov. 12, 2015
Purchase price	$ 500
Cash consideration	250
Number of assets | facility		97
Percent of fee interest		50.00%
Equity consideration, value	$ 250
Storage tank capacity | LA Storage and Handling Assets Acquisition
Acquisition
Capacity ratio | bbl		6.6